Goodwill (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Retirement [Member]	Dec. 31, 2013 Mutual Funds [Member]	Dec. 31, 2013 Retirement Plans [Member]	Dec. 31, 2012 Retirement Plans [Member]	Oct. 31, 2012 Retirement Plans [Member]	Dec. 31, 2013 Individual Life [Member]	Mar. 31, 2013 Individual Life [Member]	Dec. 31, 2013 Individual Life [Member]	Dec. 31, 2012 Individual Life [Member]
Goodwill [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ (51,000,000)	$ 0	$ 0		$ 87						$ 163
Goodwill written off related to sale						159,000,000
Goodwill impairment loss		0				10,000,000	0			61,000,000		61,000,000	0
Goodwill	$ 0	$ 250,000,000		$ 163,000,000		$ 149,000,000	$ 87,000,000	$ 87,000,000					$ 163,000,000
Annual impairment test margin, percent							10.00%		10.00%